INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
Licensing fee		$ 19,484
Interest and finance costs		78
Deferred consideration	$ 4,640
Proceeds from government subsidy	$ 817